Trade and other payables (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Trade and other payables.
Payable to suppliers	$ 147,512	$ 189,092
Trade notes and bills payable	1,689	137
Total	$ 149,201	$ 189,229